Share-based Compensation - Share Option Exercises (Details) - Share Option Scheme - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share option values
Cash received from share option exercises	$ 228	$ 1,058
Total intrinsic value of share option exercises	$ 161	$ 1,898